Inventories - Changes of the allowances for losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Opening balance	$ (189,878)	$ (128,797)	$ (127,662)
Additions	(155,364)	(23,373)	(18,236)
Foreign currency translation	(21,945)	6,873	(3,591)
Other	32,316	(44,581)	20,692
Closing balance	(334,871)	(189,878)	(128,797)
Inventories adjustment	$ 100,894	$ 10,660	$ 133,164